Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Provision (reversal) for doubtful accounts	¥ 128	$ 20	¥ 9,431	¥ 105
Due from related parties	224,323		233,255		$ 34,379
Due to Related Parties	58,068		38,599		8,899
Due from Related Party Noncurrent	3,784		¥ 25,533		580
Cumulative Effect, Period of Adoption, Adjustment [Member]
Due from related parties	¥ 12,056				$ 1,848